Investment Objectives and Goals - Defiance Compute ETF	Aug. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Compute ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Compute ETF (the “Fund”) seeks long term capital appreciation.